Changes in Accounting Policy and Disclosures (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy
Provisions for volume rebates	$ 50	$ 45	$ 35